UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck VIP Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 29.5%
Basic Materials: 1.0%
700	A Schulman, Inc.	$14,105
1,614	AK Steel Holding Corp.	22,289
100	Ashland, Inc.	4,877
800	Buckeye Technologies, Inc.	11,768
1,400	Jaguar Mining, Inc. *	9,100
200	Methanex Corp.	4,898
89	Monsanto Co.	4,266
200	Verso Paper Corp. *	576

		71,879

Communications: 2.9%
14,804	Alcatel-Lucent (ADR) *	50,038
600	Arris Group, Inc. *	5,862
405	AT&T, Inc.	11,583
747	Cisco Systems, Inc. *	16,359
400	Comcast Corp.	7,232
285	Corning, Inc.	5,210
600	Courier Corp.	8,532
1,493	Finisar Corp. *	28,054
500	Fisher Communications, Inc. *	8,715
625	Oclaro, Inc. *	10,006
606	Symantec Corp. *	9,193
1,595	Tencent Holdings Ltd. (HKD) #	34,740
1	VeriSign, Inc. *	32
365	Verizon Communications, Inc.	11,895

		207,451

Consumer, Cyclical: 3.3%
70	Abercrombie & Fitch Co.	2,753
1,500	American Eagle Outfitters, Inc.	22,440
25	Citi Trends, Inc. *	605
117	Coach, Inc.	5,026
1,875	CVS Caremark Corp.	59,006
520	Douglas Dynamics, Inc.	6,422
1,207	First Cash Financial Services, Inc. *	33,494
1,185	Ford Motor Co. Warrants(USD 9.20, expiring 01/01/13) *	5,084
5,660	Furniture Brands International, Inc. *	30,451
775	Motorcar Parts of America, Inc. *	6,727
31,750	SJM Holdings Ltd. (HKD) #	36,293
1,014	Starbucks Corp.	25,938
81	The Men’s Wearhouse, Inc.	1,927

		236,166

Consumer, Non-cyclical: 6.5%
629	Baxter International, Inc.	30,010
70	Beckman Coulter, Inc.	3,415
1,023	Boston Scientific Corp. *	6,271
1,700	Cambrex Corp. *	7,225
389	CardioNet, Inc. *	1,755
109	Cephalon, Inc. *	6,806
854	Covidien Plc	34,322
303	Exact Sciences Corp. *	2,194
147	Express Scripts, Inc. *	7,159
548	Gilead Sciences, Inc. *	19,514
1,400	Great Lakes Dredge & Dock Corp.	8,134
3,156	Hologic, Inc. *	50,528
392	Kinetic Concepts, Inc. *	14,339
557	Lender Processing Services, Inc.	18,509
164	Life Technologies Corp. *	7,657
40	Mastercard, Inc.	8,960
135	McKesson Corp.	8,340
313	Medco Health Solutions, Inc. *	16,295
356	Merck & Co., Inc.	13,104
986	Myriad Genetics, Inc. *	16,180
425	Omnicare, Inc.	10,149
1,630	Pfizer, Inc.	27,987

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

500	Pharmaceutical Product Development, Inc.	12,395
216	Philip Morris International, Inc.	12,100
1,775	Quanta Services, Inc. *	33,867
262	Quest Diagnostics, Inc.	13,223
500	Sara Lee Corp.	6,715
1,576	The Western Union Co.	27,848
723	UnitedHealth Group, Inc.	25,385
93	Visa, Inc.	6,906
260	WellPoint, Inc. *	14,727

		472,019

Diversified: 0.9%
23,580	Noble Group Ltd. (SGD) #	33,888
2,200	Swire Pacific Ltd. (HKD) #	30,247

		64,135

Energy: 4.0%
265	Anadarko Petroleum Corp.	15,118
600	Berry Petroleum Co.	19,038
300	Cabot Oil & Gas Corp.	9,033
455	Chesapeake Energy Corp.	10,306
1,300	Compton Petroleum Corp. *	677
600	Comstock Resources, Inc. *	13,494
263	ConocoPhillips	15,104
118	Covanta Holding Corp.	1,858
213	Exxon Mobil Corp.	13,161
39	LDK Solar Co. Ltd. (ADR) *	401
522	Lukoil (ADR)	29,749
1,056	National Oilwell Varco, Inc.	46,960
300	PetroBakken Energy Ltd.	6,732
200	Petrominerales Ltd.	4,851
652	Schlumberger Ltd.	40,170
1,330	Superior Energy Services, Inc. *	35,498
400	Tesco Corp. *	4,812
279	Transocean, Inc. *	17,937
1,100	Trinidad Drilling Ltd. (CAD)	5,538

		290,437

Financial: 2.1%
200	Dime Community Bancshares	2,770
600	First Niagara Financial Group, Inc.	6,990
500	Flushing Financial Corp.	5,780
600	Hanover Insurance Group, Inc.	28,200
800	Henderson Land Development Co. Ltd. (HKD) #	5,684
100	NewAlliance Bancshares, Inc.	1,262
1,000	Old National Bancorp	10,500
37,187	Raven Russia Ltd. (GBP) #	29,508
144,150	Renhe Commercial Holdings Co. Ltd. (HKD) #	26,928
26,117	Tisco Financial Group PCL (THB) #	33,370

		150,992

Industrial: 5.1%
505	Atlas Air Worldwide Holdings, Inc. *	25,402
300	Clean Harbors, Inc. *	20,325
1,030	Danaher Corp.	41,828
1,881	FEI Co. *	36,811
1,914	Globaltrans Investment Plc (GDR) Reg S	29,048
1,019	JB Hunt Transport Services, Inc.	35,359
430	Landstar System, Inc.	16,607
600	Marten Transport Ltd.	13,908
1,200	MasTec, Inc. *	12,384
5,981	Microvision, Inc. *	13,098
300	Overseas Shipholding Group, Inc.	10,296
39,530	Pacific Basin Shipping Ltd. (HKD) #	28,455
700	PowerSecure International, Inc. *	6,482
100	Raytheon Co.	4,571
479	Roper Industries, Inc.	31,221
712	Thermo Fisher Scientific, Inc. *	34,091
1,100	TTM Technologies, Inc. *	10,769

		370,655

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Technology: 3.7%
1,900	Actel Corp. *	30,305
775	Activision Blizzard, Inc.	8,386
3,566	Atmel Corp. *	28,385
400	ATMI, Inc. *	5,944
2,100	Ciber, Inc. *	6,321
152	DST Systems, Inc.	6,816
2,200	Fairchild Semiconductor International, Inc. *	20,680
514	Fiserv, Inc. *	27,664
500	IXYS Corp. *	4,775
1,121	Microsoft Corp.	27,453
2,628	O2Micro International Ltd. (ADR) *	16,057
821	Quest Software, Inc. *	20,188
114	Research In Motion Ltd. *	5,551
3,000	Seachange International, Inc. *	22,230
1,000	Seagate Technology Plc *	11,780
700	Standard Microsystems Corp. *	15,967
786	Xerox Corp.	8,135

		266,637

Total Common Stocks (Cost: $1,950,575)		2,130,371

Principal Amount

CORPORATE BONDS: 8.2%
$13,000	Actuant Corp. 2.00%, 11/15/23	15,405
69,000	Broadview Networks Holdings, Inc. 11.38%, 09/01/12	67,965
55,000	Circus & Eldorado Joint Venture 10.13%, 03/01/12	51,425
13,000	Essex Portfolio LP 3.63%, 11/01/25	14,284
75,000	Global Crossing UK Finance Plc 10.75%, 12/15/14	77,625
40,000	GMAC, Inc. 1.67%, 03/15/11	39,590
45,000	Harvest Operations Corp. 7.50%, 05/31/15 (CAD)	45,759
77,000	LDK Solar Co. Ltd. 4.75%, 04/15/13	75,171
42,000	LeCroy Corp. 4.00%, 10/15/26	41,527
50,000	MGM Mirage 8.38%, 02/01/11	50,750
35,000	Primus Telecommunications Group, Inc. 14.25%, 05/20/13	34,825
8,000	Trico Shipping A.S. 13.88%, 11/01/14 144A	7,180
50,000	Verso Paper Holdings LLC 11.50%, 07/01/14 144A	55,000
11,000	Vornado Realty LP 3.88%, 04/15/25	12,623

Total Corporate Bonds (Cost: $577,122)		589,129

GOVERNMENT BOND: 0.7% (Cost: $54,623)
55,000	Satelites Mexicanos, S.A. de C.V. 9.28%, 11/30/11	52,112

STRUCTURED NOTE: 5.0% (Cost: $360,000)
360,000	Deutsche Bank A.G., London Branch, Alpha Overlay Securities, 09/24/12 (a)	362,520

Number of Shares

CLOSED-END FUND: 0.5% (Cost: $35,565)
2,492	NFJ Dividend Interest & Premium Strategy Fund	39,274

EXCHANGE TRADED FUNDS: 7.5%
2,695	Claymore/AlphaShares China Small Cap Index ETF	81,470
50	Direxion Daily Financial Bear 3X Shares *	670
300	iPATH S&P 500 VIX Short-Term Futures ETN *	5,196
834	iShares iBoxx $High Yield Corporate Bond Fund	74,801
2,004	iShares MSCI EAFE Small Cap Index Fund	76,914
571	Market Vectors - Junior Gold Miners ETF Ω *	19,071
330	Oil Services Holders Trust	37,340
152	SPDR Gold Trust *	19,442
2,020	United States 12 Month Oil Fund LP *	77,750
3,012	WisdomTree Emerging Markets SmallCap Dividend Fund	151,594

Total Exchange Traded Funds (Cost: $504,010)		544,248

OPEN-END FUNDS: 38.3%
3,428	AC Statistical Value Market Neutral 12 Vol Fund * #	473,681
1,054	AC Statistical Value Market Neutral 7 Vol Fund * #	125,246
31,940	Forward Long/Short Credit Analysis Fund	275,321

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

18,657	Loomis Sayles Bond Fund	264,935
601	Luxcellence - Virtuoso Fund * #	560,405
41,944	TFS Market Neutral Fund *	656,417
31,309	The Arbitrage Fund	410,148

Total Open-End Funds (Cost: $2,610,541)		2,766,153

OPTIONS PURCHASED: 0.2%
200	CurrencyShares Euro Trust Puts($133, expiring 10/16/10) *	86
200	CurrencyShares Japanese Yen Trust Puts($114, expiring 10/16/10) *	40
1,800	Direxion Daily Financial Bear 3X Shares Calls($14, expiring 01/22/11) *	4,230
2,800	Direxion Daily Financial Bear 3X Shares Calls($15, expiring 01/22/11) *	5,740
100	Fortune Brands, Inc. Puts($45, expiring 11/20/10) *	75
100	iShares Russell 2000 Index Fund Puts($64, expiring 10/16/10) *	49
8,700	LDK Solar Co. Ltd. Puts($4, expiring 01/22/11) *	913
200	Powershares QQQ Puts($45, expiring 10/16/10) *	22
200	Powershares QQQ Puts($48, expiring 10/16/10) *	96
200	Powershares QQQ Puts($47, expiring 10/16/10) *	60
100	PPG Industries, Inc. Puts($65, expiring 10/16/10) *	15
100	Raytheon Co. Calls($41, expiring 11/20/10) *	490
100	Raytheon Co. Calls($40, expiring 01/22/11) *	605
200	SPDR Barclays Capital High Yield Bond ETF Puts($39, expiring 10/16/10) *	20
100	SPDR Gold Shares Puts($123, expiring 11/20/10) *	137
100	SPDR S&P 500 ETF Trust Puts($110, expiring 10/16/10) *	68
200	SPDR S&P 500 ETF Trust Puts($112, expiring 10/16/10) *	220
600	SPDR S&P 500 ETF Trust Puts($114, expiring 10/16/10) *	1,086
100	SPDR S&P 500 ETF Trust Puts($108, expiring 10/16/10) *	41
100	SPDR S&P 500 ETF Trust Puts($102, expiring 10/16/10) *	13
100	SPDR S&P 500 ETF Trust Puts($103, expiring 10/16/10) *	15
200	SPDR S&P Retail ETF Puts($37, expiring 10/16/10) *	16
200	SPDR S&P Retail ETF Puts($40, expiring 10/16/10) *	68
200	Standard Microsystems Corp. Puts($20, expiring 10/16/10) *	30
200	Thor Industries, Inc. Puts($30, expiring 10/16/10) *	40
200	VistaPrint N.V. Puts($35, expiring 10/16/10) *	30
200	Volterra Semiconductor Corp. Puts($20, expiring 10/16/10) *	90

Total Options Purchased (Cost: $22,314)		14,295

MONEY MARKET FUND: 11.4% (Cost: $822,406)
822,406	AIM Treasury Portfolio - Institutional Class	822,406

Total Investments: 101.3% (Cost: $6,937,156)		7,320,508
Liabilities in excess of other assets: (1.3)%		(94,941)

NET ASSETS: 100.0%		$7,225,567

SECURITIES SOLD SHORT: (23.0)% COMMON STOCKS: (14.5)% Basic Materials: (0.2)%
(300)	Valspar Corp.	(9,555)
(60)	Vulcan Materials Co.	(2,215)

		(11,770)

Consumer, Cyclical: (4.5)%
(200)	ArvinMeritor, Inc. *	(3,108)
(351)	Bob Evans Farms, Inc.	(9,853)
(227)	California Pizza Kitchen, Inc. *	(3,873)
(152)	CarMax, Inc. *	(4,235)
(1,221)	Cintas Corp.	(33,638)
(100)	Cracker Barrel Old Country Store, Inc.	(5,076)
(200)	Darden Restaurants, Inc.	(8,556)
(169)	DineEquity, Inc. *	(7,602)
(234)	Ethan Allen Interiors, Inc.	(4,086)
(624)	Fastenal Co.	(33,190)
(267)	Foot Locker, Inc.	(3,879)
(836)	Ford Motor Co. *	(10,233)
(100)	Harley-Davidson, Inc.	(2,844)
(191)	Haverty Furniture Cos, Inc.	(2,084)
(401)	Isle of Capri Casinos, Inc. *	(2,871)

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

(75)	J Crew Group, Inc. *	(2,521)
(185)	JOS A Bank Clothiers, Inc. *	(7,883)
(200)	Marriott International, Inc.	(7,166)
(430)	O’Reilly Automotive, Inc. *	(22,876)
(538)	PACCAR, Inc.	(25,905)
(91)	Panera Bread Co. *	(8,063)
(204)	Penske Automotive Group, Inc. *	(2,693)
(100)	Polo Ralph Lauren Corp.	(8,986)
(400)	Royal Caribbean Cruises Ltd. *	(12,612)
(25)	Rue21, Inc. *	(645)
(300)	Tenneco, Inc. *	(8,691)
(400)	Texas Roadhouse, Inc. *	(5,624)
(200)	The Cheesecake Factory, Inc. *	(5,294)
(60)	The Gap, Inc.	(1,118)
(200)	Thor Industries, Inc.	(6,680)
(225)	Tiffany & Co.	(10,573)
(130)	TJX Cos, Inc.	(5,802)
(100)	Toro Co.	(5,623)
(100)	TRW Automotive Holdings Corp. *	(4,156)
(65)	Urban Outfitters, Inc. *	(2,044)
(407)	Walgreen Co.	(13,634)
(200)	Williams-Sonoma, Inc.	(6,340)
(100)	WW Grainger, Inc.	(11,911)
(100)	Yum! Brands, Inc.	(4,606)

		(326,574)

Consumer, Non-cyclical: (2.1)%
(296)	Bristol-Myers Squibb Co.	(8,025)
(100)	Fortune Brands, Inc.	(4,923)
(28)	Genzyme Corp. *	(1,982)
(49)	Green Mountain Coffee Roasters, Inc. *	(1,528)
(474)	Henry Schein, Inc. *	(27,767)
(248)	Hertz Global Holdings, Inc. *	(2,626)
(9)	Intuitive Surgical, Inc. *	(2,554)
(749)	Laboratory Corp. of America Holdings *	(58,744)
(140)	Neogen Corp. *	(4,739)
(169)	Peet’s Coffee & Tea, Inc. *	(5,785)
(100)	Perrigo Co.	(6,422)
(183)	Pharmaceutical Product Development, Inc.	(4,537)
(175)	Robert Half International, Inc.	(4,550)
(26)	Strayer Education, Inc.	(4,537)
(335)	Zoll Medical Corp. *	(10,810)

		(149,529)

Financial: (1.8)%
(8,400)	Allied Irish Banks Plc (ADR) *	(11,928)
(3,100)	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	(41,788)
(1,500)	Banco Santander S.A. (ADR)	(18,990)
(200)	Legg Mason, Inc.	(6,062)
(200)	Regency Centers Corp.	(7,894)
(809)	SunTrust Banks, Inc.	(20,897)
(4,110)	The Governor & Co. of the Bank of Ireland (ADR)	(13,974)
(130)	Vornado Realty Trust	(11,119)

		(132,652)

Industrial: (4.6)%
(700)	Actuant Corp.	(16,072)
(200)	Acuity Brands, Inc.	(8,848)
(100)	Armstrong World Industries, Inc. *	(4,151)
(100)	Astec Industries, Inc. *	(2,853)
(491)	AZZ, Inc.	(21,034)
(200)	Baldor Electric Co.	(8,080)
(131)	Caterpillar, Inc.	(10,307)
(200)	Cooper Industries Plc	(9,786)
(100)	Cummins, Inc.	(9,058)
(1,349)	Cymer, Inc. *	(50,021)
(200)	EnerSys, Inc. *	(4,994)
(113)	Garmin Ltd.	(3,430)
(200)	Ingersoll-Rand Plc	(7,142)
(200)	Kennametal, Inc.	(6,186)
(100)	Lennox International, Inc.	(4,169)

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

(100)	Lincoln Electric Holdings, Inc.	(5,782)
(100)	Middleby Corp. *	(6,339)
(100)	Nordson Corp.	(7,369)
(200)	Owens Corning *	(5,126)
(200)	Powell Industries, Inc. *	(6,224)
(86)	Precision Castparts Corp.	(10,952)
(400)	Quanex Building Products Corp.	(6,908)
(100)	Regal-Beloit Corp.	(5,869)
(356)	The Boeing Co.	(23,688)
(1,067)	Thermo Fisher Scientific, Inc. *	(51,088)
(200)	Thomas & Betts Corp. *	(8,204)
(200)	Timken Co.	(7,672)
(100)	Valmont Industries, Inc.	(7,240)
(200)	Wabtec Corp.	(9,558)
(200)	Watts Water Technologies, Inc.	(6,810)

		(334,960)

Technology: (1.3)%
(857)	ASML Holding N.V.	(25,530)
(146)	Autodesk, Inc. *	(4,668)
(1,076)	Cavium Networks, Inc. *	(30,946)
(42)	Cerner Corp. *	(3,528)
(216)	Logitech International S.A. *	(3,758)
(200)	MTS Systems Corp.	(6,200)
(200)	Parametric Technology Corp. *	(3,908)
(524)	Synaptics, Inc. *	(14,745)

		(93,283)

Total Common Stocks (Proceeds: $(1,016,019))		(1,048,768)

Principal Amount

CORPORATE BONDS: (1.5)%
$(20,000)	C&S Group Enterprises LLC 8.38%, 05/01/17 144A	(19,625)
(7,000)	Trico Marine Services, Inc. 8.13%, 02/01/13	(1,085)
(30,000)	Verso Paper Holdings LLC 4.22%, 08/01/14	(26,850)
(10,000)	Verso Paper Holdings LLC 11.38%, 08/01/16	(9,037)
(46,000)	Vulcan Materials Co. 7.00%, 06/15/18	(52,012)

Total Corporate Bonds (Proceeds: $(105,866))		(108,609)

Number of Shares

EXCHANGE TRADED FUNDS: (7.0)%
(99)	iShares Dow Jones US Real Estate Index Fund	(5,235)
(278)	iShares MSCI Emerging Markets Index Fund	(12,446)
(3,316)	iShares Russell 2000 Index Fund	(223,731)
(465)	Semiconductor HOLDRs Trust	(12,876)
(519)	SPDR S&P Homebuilders ETF	(8,205)
(612)	SPDR S&P Retail ETF	(25,575)
(1,898)	SPDR Trust, Series 1	(216,619)

Total Exchange Traded Funds (Proceeds: $(495,787))		(504,687)

Total Securities Sold Short (Proceeds: $(1,617,672))		$(1,662,064)

COVERED OPTIONS WRITTEN: (0.2)%
(300)	CBOE Index Calls($25, expiring 12/22/10) *	$(1,710)
(2,000)	Direxion Daily Financial Bear 3X Shares Calls($17, expiring 01/22/11) *	(3,240)
(3,300)	Direxion Daily Financial Bear 3X Shares Calls($16, expiring 01/22/11) *	(5,742)
(200)	Essex Property Trust Inc Calls($115, expiring 10/16/10) *	(90)
(100)	Newmont Mining Corp. Calls($63, expiring 10/16/10) *	(173)
(600)	SPDR S&P 500 ETF Trust Puts($113, expiring 10/16/10) *	(852)

Total Covered Options Written (Premiums received: $(12,620))		$(11,807)

ADR	American Depositary Receipt
CAD	Canadian Dollar

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

(a)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank Fed Funds Total Return Index and the Deutsche Bank Equity Mean Reversion Alpha Index.
Ω	Affiliated issuer – as defined under the Investment Company Act of 1940 (Van Eck Associates Corp. is the distributor and investment manager of the Market Vectors ETF Trust).
*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $362,520 which represents 5.0% of net assets.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,418,445 which represents 19.6% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $42,555, or 0.6% of net assets.

Futures contracts held by the Fund are as follows:

Number of Contracts		Aggregate Value of Contracts	Unrealized Depreciation

(7)	10 Year U.S. Treasury Notes December 2010	$(882,328)	$(14,498)

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2010 is set forth below:

Affiliates	Value 12/31/09	Purchases	Sales Proceeds	Gain (Loss)	Dividend Income	Value 09/30/10

Market Vectors - Agribusiness ETF	$45,323	$4,979	$49,544	$13,815	$—	$—
Market Vectors - Junior Gold Miners ETF	—	17,713	—	—	—	19,071
Market Vectors - Nuclear Energy ETF	18,128	—	16,967	(1,860)	—	—

Total	$63,451	$22,692	$66,511	$11,955	$—	$19,071

The aggregate cost of investments owned for Federal income tax purposes is $7,007,527 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$476,215

Gross Unrealized Depreciation	(163,234)

Net Unrealized Appreciation	$312,981

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

Contracts to Deliver		In Exchange for		Maturity Dates	Net Unrealized Depreciation

USD	19,571	GBP	12,411	10/01/10	$(76)

Currency type abbreviations:

GBP	British Pound

USD	United States Dollar

The summary of inputs used to value the fund’s investments as of September 30, 2010 is as follows:

Long Positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$71,879	$—	$—	$71,879
Communications	172,711	34,740	—	207,451
Consumer, Cyclical	199,873	36,293	—	236,166
Consumer, Non-cyclical	472,019	—	—	472,019
Diversified	—	64,135	—	64,135
Energy	290,437	—	—	290,437
Financial	55,502	95,490	—	150,992
Industrial	342,200	28,455	—	370,655

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Technology	266,637	—	—	266,637
Corporate Bonds	951,649	—	—	951,649
Closed-End Fund	39,274	—	—	39,274
Government Bond	52,112	—	—	52,112
Open-End Funds	1,606,821	1,159,332	—	2,766,153
Exchange Traded Funds	544,248	—	—	544,248
Options Purchased	14,295	—	—	14,295
Money Market Fund	822,406	—	—	822,406

Total	$5,902,063	$1,418,445	$—	$7,320,508

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Short Positions *	$1,662,064	$—	$—	$1,662,064

Other Financial Instruments, net **	$(14,498)	$(11,883)	$—	$(1,776,539)

*	See Schedule of Investments for security type and industry sector breakouts.
**	Other financial instruments include futures contracts, forward foreign currency contracts and written options.

See Note to Schedule of Investments

Van Eck VIP Multi-Manager Alternatives Fund
Note to Schedule of Investments
September 30, 2010 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Multi-Manager Alternatives Fund

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jan F. Van Eck, Chief Executive Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: November 29, 2010

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: November 29, 2010